Financial Liabilities at Amortized Cost - Schedule of Current Accounts and Other Demand Deposits (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Current Accounts and Other Demand Deposits [Abstract]
Current accounts	$ 11,775,903	$ 11,769,419
Other demand obligations	1,801,047	1,750,048
Demand deposits accounts	724,359	652,075
Other demand deposits	490,561	459,255
Total	$ 14,791,870	$ 14,630,797